ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of changes in the components of AOCI and related tax effects

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$14,762	$(5,891)	$388	$(7,855)	$1,404
Tax asset (liability)	—	2,149	(144)	2,663	4,668

Beginning balance, net of tax	14,762	(3,742)	244	(5,192)	6,072
Other comprehensive income before reclassifications	(57,822)	(1,030)	—	(747)	(59,599)
Amounts reclassified from accumulated other comprehensive income	—	496	(388)	4,502	4,610
Tax effects	—	192	144	(1,347)	(1,011)

Net current-period other comprehensive income (loss)	(57,822)	(342)	(244)	2,408	(56,000)

BALANCE at December 31, 2014	$(43,060)	$(4,084)	$—	$(2,784)	$(49,928)

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$58,920	$(8,834)	$3,012	$(13,219)	$39,879
Tax asset (liability)	—	3,286	(1,136)	4,619	6,769

Beginning balance, net of tax	58,920	(5,548)	1,876	(8,600)	46,648
Other comprehensive income before reclassifications	(44,158)	—	—	(774)	(44,932)
Amounts reclassified from accumulated other comprehensive income (loss)	—	2,943	(2,624)	6,138	6,457
Tax effects	—	(1,137)	992	(1,956)	(2,101)

Net current-period other comprehensive income (loss)	(44,158)	1,806	(1,632)	3,408	(40,576)

BALANCE at December 31, 2013	$14,762	$(3,742)	$244	$(5,192)	$6,072

Schedule of reclassifications out of AOCI and the location on the consolidated statements of income

	2014	2013	Affected Line Item
Amortization of defined benefit pension items:
	$(496)	$(2,943)	Insignificant items

	(496)	(2,943)	Income before taxes
	178	1,137	Income tax benefit

	$(318)	$(1,806)	Net of tax

Unrealized gains on retained interests:
	$388	$2,624	Insignificant items

	388	2,624	Income before taxes
	(144)	(992)	Income tax provision

	$244	$1,632	Net of tax

Unrealized losses on derivatives:
	$(4,502)	$(6,138)	Interest expense to third parties

	(4,502)	(6,138)	Income before taxes
	1,545	2,162	Income tax benefit

	$(2,957)	$(3,976)	Net of tax